STOCK-BASED COMPENSATION - Nonvested Award Activity (Details) - RSUs and PSUs shares in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares shares
Weighted Average Grant Date Fair Value [Abstract]
Granted, grant date fair value (in USD per share)	$ 70.70
DuPont 2020 Equity and Incentive Plan
Number of Shares [Roll Forward]
Nonvested awards, beginning of the period (in shares) | shares	1,991
Granted (in shares) | shares	1,212
Vested (in shares) | shares	(880)
Forfeited (in shares) | shares	(119)
Nonvested awards, end of the period (in shares) | shares	2,204
Weighted Average Grant Date Fair Value [Abstract]
Nonvested awards, grant date fair value, beginning of the period (in USD per share)	$ 69.85
Granted, grant date fair value (in USD per share)	70.70
Vested, grant date fair value (in USD per share)	72.86
Forfeited, grant date fair value (in USD per share)	69.88
Nonvested awards, grant date fair value, end of the period (in USD per share)	$ 69.11
DuPont Omnibus Incentive Plan
Number of Shares [Roll Forward]
Nonvested awards, beginning of the period (in shares) | shares	163
Granted (in shares) | shares	0
Vested (in shares) | shares	(109)
Forfeited (in shares) | shares	(3)
Nonvested awards, end of the period (in shares) | shares	51
Weighted Average Grant Date Fair Value [Abstract]
Nonvested awards, grant date fair value, beginning of the period (in USD per share)	$ 68.01
Granted, grant date fair value (in USD per share)	0
Vested, grant date fair value (in USD per share)	71.93
Forfeited, grant date fair value (in USD per share)	71.42
Nonvested awards, grant date fair value, end of the period (in USD per share)	$ 59.40